Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

Funded status	December 31, 2021	December 31, 2020
	(in thousands)
Projected benefit obligation	$(41,813)	$(43,988)
Fair value of plan assets	36,198	34,612
Funded status	$(5,615)	$(9,376)
Non-current other liabilities (note 9)	$(5,615)	$(9,376)

Change in benefit obligation	December 31, 2021	December 31, 2020
	(in thousands)
Benefit obligation at beginning of year	$43,988	$37,036
Service cost	134	100
Interest cost	665	746
Plan participants' contributions	23	22
Benefits paid	(489)	(724)
Actuarial (gain)/loss	(2,097)	5,294
Foreign currency exchange rate changes	(411)	1,514
Benefit obligation at end of year	$41,813	$43,988

Change in plan assets	December 31, 2021	December 31, 2020
	(in thousands)
Fair value of plan assets at beginning of year	$34,612	$32,016
Actual return on plan assets	2,347	2,092
Employer contributions	91	109
Plan participants' contributions	23	22
Benefits paid	(489)	(724)
Foreign currency exchange rate changes	(386)	1,097
Fair value of plan assets at end of year	$36,198	$34,612

Funded status	December 31, 2021	December 31, 2020
	(in thousands)
Projected benefit obligation	$(7,643)	$(8,620)
Fair value of plan assets	6,964	7,601
Funded status	$(679)	$(1,019)
Non-current other liabilities (note 9)	$(679)	$(1,019)

Change in benefit obligation	December 31, 2021	December 31, 2020
	(in thousands)
Benefit obligation at beginning of year	$8,620	$7,047
Service cost	150	139
Interest cost	12	21
Plan participants' contributions	95	81
Settlement	(483)	—
Prior service cost	(82)	(23)
Transferred balances	76	245
Actuarial (gain)/ loss	(484)	406
Foreign currency exchange rate changes	(261)	704
Benefit obligation at end of year	$7,643	$8,620

Change in plan assets	December 31,	December 31,
	2021	2020
	(in thousands)
Fair value of plan assets at beginning of year	$7,601	$6,014
Expected return on plan assets	15	21
Actual return on plan assets	(238)	519
Scheme contributions	128	105
Plan participants' contributions	95	81
Transferred balances	76	245
Settlement	(483)	—
Foreign currency exchange rate changes	(230)	616
Fair value of plan assets at end of year	$6,964	$7,601
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded status	December 31, 2021
(in thousands)
Projected benefit obligation	$(4,990)
Fair value of plan assets	3,017
Funded status	$(1,973)
Non-current other liabilities (note 9)	$(1,973)

Change in benefit obligation	December 31, 2021
(in thousands)
Benefit obligation as at July 1, 2021	$4,890
Service cost	207
Interest cost	19
Plan participants’ contributions	135
Transferred benefits paid	(113)
Actuarial loss	1
Foreign currency exchange rate changes	(149)
Benefit obligation at end of year	$4,990

Change in plan assets	December 31,
2021
(in thousands)
Fair value of plan assets at as at July 1, 2021	$2,849
Expected return on plan assets	15
Scheme contributions	135
Plan participants’ contributions	135
Transferred benefits paid	(113)
Foreign currency exchange rate changes	(4)
Fair value of plan assets at end of year	$3,017

Schedule of Components of Net Periodic Benefit Cost
The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Service cost	$134	$100	$107
Interest cost	665	746	867
Expected return on plan assets	(1,171)	(1,214)	(574)
Amortization of net loss	625	160	67
Net periodic benefit cost	$253	$(208)	$467

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
Discount rate	1.5%	2.1%	2.9%
Rate of compensation increase	3.4%	3.3%	3.7%
Expected rate of return on plan assets	3.4%	4.0%	2.1%
The following assumptions were used in determining the benefit obligation at December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Discount rate	1.8%	1.5%
Rate of compensation increase	3.7%	3.4%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other comprehensive income	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(2,097)	$5,294	$4,756
Actuarial gain – plan assets	(1,176)	(878)	(2,930)
Actuarial loss recognized in net periodic benefit cost	(625)	(160)	(67)
Total	$(3,898)	$4,256	$1,759

Summary of Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:

Expected long-term return per annum	December 31, 2021	December 31, 2020
Corporate Bonds (including 50% high yield bonds)	2.8%	2.8%
Equities	5.5%	5.2%
Secured Loans and Multi Asset Credit	3.0%	3.0%

Schedule of Underlying Asset Split of Fund
The underlying asset split of the fund is shown below.

Asset Category	December 31, 2021	December 31, 2020
Corporate Bonds (including 50% high yield bonds)	37%	40%
Equities	24%	21%
Secured Loans and Multi Asset Credit	39%	39%
	100%	100%

Schedule of Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1
	December 31, 2021	December 31, 2020
	(in thousands)
Cash	$162	$11
Fixed Income Securities
L&G Life GPBF All World Equity Index Fund	8,743	7,460
L&G Life DC Active Corporate Bond	6,409	6,797
Stone Harbor High Yield Bond Fund	6,965	6,861
Ninety One Global Total Return Credit	3,435	3,472
Stone Harbor Multi Asset Credit Portfolio	3,359	3,389
Barings European Loan Fund Buy & Hold	7,125	6,622
	$36,198	$34,612

Schedule of Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2022	$256
2023	340
2024	417
2025	453
2026	788
Years 2027 - 2031	3,859